Allowance for Credit Losses (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at December 31 of prior year	$ 454	$ 118	$ 118	$ 419	$ 370
Provision for expected credit losses	744	605	(729)	(752)	(213)
Write-offs and recoveries collected	(437)	(294)	(393)	(1,053)	(164)
Balance at September 30	$ 762	$ 429	$ 454	$ 118	$ 419